Consolidated Balance Sheets (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts	$ 2,991,001	$ 3,680,803
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, shares issued (in Shares)	84,782,499	87,552,800
Common stock, shares outstanding (in Shares)	82,705,365	85,475,666
Treasury stock, shares (in Shares)	2,077,134	2,077,134
Treasury stock, average price (in Dollars per share)	$ 2.11	$ 2.11
Restricted portion of accumulated deficit	$ 4,422,033	$ 4,422,033